SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - Disclosure of selling, general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Selling, general and administrative expense [abstract]
Payroll and related expenses	$ 60,041	$ 49,228	$ 36,520
Share-based payment	5,545	5,475	4,627
Office and maintenance	4,765	3,745	2,749
Advertising and sales promotion	5,246	3,117	2,192
Depreciation and amortization	8,659	7,483	4,444
Computers and IT systems maintenance	10,517	8,260	5,196
Professional fees	14,942	12,256	8,443
Provision for credit losses and bad debts	1,748	675	0
Other expenses	9,844	7,957	6,149
Total selling, general and administrative expenses	$ 121,307	$ 98,196	$ 70,320